Accounts Receivable, Net	12 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30,
	2026	2025
Trade accounts receivable	42,652,919	45,211,498
Less: allowance for credit losses	(192,827)	(320,337)
Accounts receivable, net	42,460,092	44,891,161

The movement of the allowance for credit losses is as follows:

	For the year ended
	2026	2025
Balance at beginning of the year	320,337	398,880
Provision for credit losses	128,931	27,406
Recovery of accounts receivable	(256,441)	(107,191)
Foreign currency translation adjustments	-	1,242
Balance at end of the year	192,827	320,337